RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

At March 31, 2019 and December 31, 2018, the Company owed UCL Consultants Limited $9,220 and $9,020, respectively, in connection with medical research performed on behalf of the Company. UCL Consultants Limited is a wholly owned subsidiary of the University of London. The Company’s Chief Scientific and Manufacturing Officer is a professor at the University of London.

NOTE 5 – RELATED PARTY TRANSACTIONS

A significant shareholder of the Company is also the owner of various companies that conduct business with the Company, including Luminus Holdings, Inc. (“Luminus”), Novamune, and Advent Bioservices, Inc. (“Advent Bioservices”).

Short-term debt – related party

On May 9, 2016, the Company received cash proceeds of $350,000 from the issuance of a convertible note to Novamune that matured on August 1, 2016, with a conversion rate of $1.50 per share, and an annual interest rate of 8%. On September 3, 2016, the maturity date was extended to March 3, 2017. During the year ended December 31, 2017, the convertible note was converted into 233,345 shares of common stock of the Company. Novamune is owned by a significant shareholder of the Company.

Prepaid expense – related party

At December 31, 2018 and 2017, the Company had prepaid expense of $0 and $158,504, respectively, paid to UCL Consultants Limited, a wholly owned subsidiary of the University of London, in connection with medical research performed on behalf of the Company. The Company’s Chief Scientific and Manufacturing Officer is a professor at the University of London.

Accounts payable and accrued liabilities – related parties

At December 31, 2018 and 2017, the Company owed Advent Bioservices $0 and $173,314, respectively, for medical research provided on behalf of the Company. Advent Bioservices is owned by a significant shareholder of the Company. At December 31, 2018 and 2017, the Company owed UCL Consultants Limited $9,020 and $0, respectively, in connection with medical research performed on behalf of the Company.